Financial income (expense), net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest income	$ 7,568	$ 4,959	$ 2,122
Interest expense:
Interest expense	(14,099)	(9,163)	(6,110)
Commitment fees	(1,191)	(1,587)	(2,162)
Amortization of debt issuance cost and fair value of debt assumed	(2,480)	(4,362)	(379)
Capitalized interest	0	5,447	8,299
Total interest expense	(17,770)	(9,665)	(352)
Gain (loss) on derivative instruments	949	(161)	0
Other items, net:
Foreign exchange gain (loss)	(16)	124	9
Bank charges and fees and other	(77)	(84)	0
Withholding tax on interest expense and other	(2,585)	(2,828)	(1,105)
Total other items, net	(2,678)	(2,788)	(1,096)
Total financial income (expense), net	$ (11,931)	$ (7,655)	$ 674